(Loss) Income per Share - Schedule of (Loss) Income per Share (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [Abstract]
Basic weighted average number of common shares outstanding	82,871,284	77,715,890
Effect of dilutive stock options and warrants	0	2,368,516
Effect of convertible loan	0	4,723,923
Diluted weighted average common shares outstanding	82,871,284	84,808,329